Classification by categories of financial liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Classification by categories of financial liabilities [Line Items]
Deposits		₩ 326,416,868	₩ 294,874,256
Financial liabilities at fair value through profit or loss		1,436,694	1,632,457
Financial liabilities designated at fair value through profit or loss	[1]	8,455,724	9,409,456
Derivative liabilities		5,016,567	2,303,012
Borrowings		41,594,064	34,863,156
Debt securities issued		75,134,394	75,363,364
Others		34,129,626	28,231,911
Financial liabilities, Total		492,183,937	446,677,612
Financial liabilities at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits		0	0
Financial liabilities at fair value through profit or loss		1,436,694	1,632,457
Financial liabilities designated at fair value through profit or loss		0	0
Derivative liabilities		4,680,064	2,001,004
Borrowings		0	0
Debt securities issued		0	0
Others		0	0
Financial liabilities, Total		6,116,758	3,633,461
Financial liabilities designated at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits		0	0
Financial liabilities at fair value through profit or loss		0	0
Financial liabilities designated at fair value through profit or loss	[1]	8,455,724	9,409,456
Derivative liabilities		0	0
Borrowings		0	0
Debt securities issued		0	0
Others		0	0
Financial liabilities, Total		8,455,724	9,409,456
Financial liabilities measured at amortized cost
Classification by categories of financial liabilities [Line Items]
Deposits		326,416,868	294,874,256
Financial liabilities at fair value through profit or loss		0	0
Financial liabilities designated at fair value through profit or loss		0	0
Derivative liabilities		0	0
Borrowings		41,594,064	34,863,156
Debt securities issued		75,134,394	75,363,364
Others		34,129,626	28,231,911
Financial liabilities, Total		477,274,952	433,332,687
Derivative instruments held for hedging
Classification by categories of financial liabilities [Line Items]
Deposits		0	0
Financial liabilities at fair value through profit or loss		0	0
Financial liabilities designated at fair value through profit or loss		0	0
Derivative liabilities		336,503	302,008
Borrowings		0	0
Debt securities issued		0	0
Others		0	0
Financial liabilities, Total		₩ 336,503	₩ 302,008

[1]	The Group designated the financial liabilities at the initial recognition(or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.